Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Summary of specific financial information related to sales to external customers

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$1,774	$1,609	$1,443
Commodity Trading and Milling	3,428	2,945	2,778
Marine	1,057	956	916
Sugar and Alcohol	184	186	147
Power	122	97	79
All Other	18	16	16
Segment/Consolidated Totals	$6,583	$5,809	$5,379

Summary of specific financial information related to operating income (loss)

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$117	$193	$179
Commodity Trading and Milling	46	25	38
Marine	25	21	33
Sugar and Alcohol	9	21	(12)
Power	21	9	7
All Other	2	2	2
Segment Totals	220	271	247
Corporate	(11)	(31)	(17)
Consolidated Totals	$209	$240	$230

Summary of specific financial information related to income (loss) from affiliates

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$(30)	$(10)	$11
Commodity Trading and Milling	(11)	7	(10)
Marine	2	(7)	1
Sugar and Alcohol	1	1	2
Power	10	6	4
Turkey	(16)	(4)	73
Segment/Consolidated Totals	$(44)	$(7)	$81

Summary of specific financial information related to depreciation and amortization

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$73	$69	$56
Commodity Trading and Milling	22	10	6
Marine	24	24	26
Sugar and Alcohol	6	7	6
Power	8	8	8
Segment Totals	133	118	102
Corporate	1	—	—
Consolidated Totals	$134	$118	$102

Summary of specific financial information related to total assets

	December 31,
(Millions of dollars)	2018	2017
Pork	$1,304	$1,309
Commodity Trading and Milling	1,423	964
Marine	345	376
Sugar and Alcohol	138	197
Power	203	188
Turkey	295	315
All Other	8	4
Segment Totals	3,716	3,353
Corporate	1,591	1,808
Consolidated Totals	$5,307	$5,161

Summary of specific financial information related to investments in and advances to affiliates

	December 31,
(Millions of dollars)	2018	2017
Pork	$192	$231
Commodity Trading and Milling	255	240
Marine	28	28
Sugar and Alcohol	4	4
Power	30	38
Turkey	295	310
Segment/Consolidated Totals	$804	$851

Summary of specific financial information related to capital expenditures

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Pork	$86	$100	$69
Commodity Trading and Milling	29	15	35
Marine	18	37	19
Sugar and Alcohol	5	20	33
Power	23	1	1
Segment Totals	161	173	157
Corporate	1	—	1
Consolidated Totals	$162	$173	$158

Geographic summary of net sales based on the location of product delivery

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Caribbean, Central and South America	$2,753	$2,295	$1,990
Africa	1,668	1,483	1,572
United States	1,408	1,271	1,161
Pacific Basin and Far East	381	393	309
Canada/Mexico	255	238	236
Europe	100	99	40
All other	18	30	71
Totals	$6,583	$5,809	$5,379

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels

	December 31,
(Millions of dollars)	2018	2017
United States	$775	$784
Dominican Republic	109	114
Argentina	50	73
Senegal	48	—
Ivory Coast	36	—
All other	142	115
Totals	$1,160	$1,086